S000093658 [Member] Expense Example, No Redemption - Putnam Sustainable Retirement 2070 Fund - Class C	Jul. 28, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 163
Expense Example, No Redemption, 3 Years	$ 3,281